Quarterly Holdings Report
for
Fidelity® Hedged Equity ETF
April 30, 2026
HED-NPRT1-0626
1.9911149.102
Common Stocks - 97.9%
	Shares	Value ($)
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	6,481	554,126
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	11,163	843,588
UNITED STATES - 97.7%
Communication Services - 12.3%
Diversified Telecommunication Services - 1.5%
AT&T Inc	225,145	5,883,040
Comcast Corp Class A	133,457	3,608,677
Verizon Communications Inc	64,047	3,076,177
		12,567,894
Entertainment - 1.3%
Electronic Arts Inc	19,458	3,937,716
Netflix Inc (a)	41,389	3,874,425
Roku Inc Class A (a)	14,890	1,735,578
Warner Bros Discovery Inc (a)	35,548	961,573
		10,509,292
Interactive Media & Services - 9.1%
Alphabet Inc Class A	83,525	32,140,420
Alphabet Inc Class C	62,639	23,924,340
Meta Platforms Inc Class A	31,394	19,210,302
		75,275,062
Media - 0.1%
Versant Media Group Inc Class A	24,125	969,583
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	14,473	2,829,472
TOTAL COMMUNICATION SERVICES		102,151,303
Consumer Discretionary - 9.4%
Automobiles - 2.3%
Ford Motor Co	366,374	4,425,798
General Motors Co	60,566	4,656,920
Tesla Inc (a)	26,334	10,049,844
		19,132,562
Broadline Retail - 4.4%
Amazon.com Inc (a)	137,424	36,425,606
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (a)	35,175	4,937,163
Expedia Group Inc Class A	7,835	1,945,979
Penn Entertainment Inc (a)	39,075	682,249
		7,565,391
Leisure Products - 0.4%
Hasbro Inc	41,320	3,960,109
Specialty Retail - 1.4%
Abercrombie & Fitch Co Class A (a)	10,100	862,035
Five Below Inc (a)	5,395	1,271,386
Gap Inc/The	17,471	429,611
Home Depot Inc/The	11,615	3,819,012
Ross Stores Inc	22,091	5,032,109
		11,414,153
TOTAL CONSUMER DISCRETIONARY		78,497,821
Consumer Staples - 2.9%
Beverages - 0.6%
Coca-Cola Consolidated Inc	2,210	453,205
PepsiCo Inc	27,816	4,408,558
		4,861,763
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	4,245	4,306,680
Maplebear Inc (a)	17,704	749,764
Walmart Inc	47,778	6,303,352
		11,359,796
Household Products - 0.4%
Procter & Gamble Co/The	23,743	3,492,357
Tobacco - 0.5%
Philip Morris International Inc	24,655	4,069,801
TOTAL CONSUMER STAPLES		23,783,717
Energy - 3.5%
Energy Equipment & Services - 0.1%
Kodiak Gas Services Inc	5,899	399,952
Transocean Ltd (a)	39,260	267,753
		667,705
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp	19,031	3,678,883
ConocoPhillips	34,645	4,357,648
EOG Resources Inc	18,347	2,579,038
Exxon Mobil Corp	66,876	10,320,973
Kinder Morgan Inc	74,828	2,459,596
Occidental Petroleum Corp	48,020	2,909,052
Williams Cos Inc/The	22,635	1,727,277
		28,032,467
TOTAL ENERGY		28,700,172
Financials - 12.4%
Banks - 3.3%
Bank of America Corp	98,675	5,275,166
JPMorgan Chase & Co	44,509	13,941,554
US Bancorp	77,289	4,379,195
Wells Fargo & Co	44,711	3,676,585
		27,272,500
Capital Markets - 3.3%
Ameriprise Financial Inc	5,784	2,746,185
Bank of New York Mellon Corp/The	38,259	5,140,862
Charles Schwab Corp/The	67,745	6,208,152
Morgan Stanley	37,045	7,060,407
Northern Trust Corp	13,194	2,194,690
State Street Corp	15,659	2,393,322
StoneX Group Inc (a)	3,908	414,364
Virtu Financial Inc Class A	19,927	989,575
		27,147,557
Consumer Finance - 0.3%
Capital One Financial Corp	13,798	2,639,557
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (a)	32,865	15,564,865
Fidelity National Information Services Inc	47,751	2,221,854
Fiserv Inc (a)	47,546	2,978,757
Mastercard Inc Class A	18,644	9,376,440
Visa Inc Class A	14,457	4,768,497
		34,910,413
Insurance - 1.3%
Allstate Corp/The	14,874	3,231,525
Progressive Corp/The	21,030	4,232,918
Travelers Companies Inc/The	12,255	3,739,491
		11,203,934
TOTAL FINANCIALS		103,173,961
Health Care - 7.4%
Biotechnology - 2.3%
AbbVie Inc	39,762	8,402,506
BioMarin Pharmaceutical Inc (a)	3,153	169,978
Exelixis Inc (a)	30,132	1,339,669
Gilead Sciences Inc	42,745	5,592,756
Incyte Corp (a)	21,393	2,038,111
PTC Therapeutics Inc (a)	861	56,016
Regeneron Pharmaceuticals Inc	2,610	1,845,427
		19,444,463
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	61,478	5,581,588
Health Care Providers & Services - 0.8%
Alignment Healthcare Inc (a)	14,543	327,799
Guardant Health Inc (a)	1,469	127,920
HealthEquity Inc (a)	4,184	343,214
Tenet Healthcare Corp (a)	4,044	716,273
UnitedHealth Group Inc	14,037	5,200,428
		6,715,634
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	5,641	879,827
Life Sciences Tools & Services - 0.3%
Illumina Inc (a)	17,361	2,200,333
Medpace Holdings Inc (a)	1,312	549,282
		2,749,615
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	95,523	5,787,739
Eli Lilly & Co	12,325	11,518,945
Johnson & Johnson	24,763	5,691,776
Merck & Co Inc	31,716	3,462,752
		26,461,212
TOTAL HEALTH CARE		61,832,339
Industrials - 10.1%
Aerospace & Defense - 2.7%
GE Aerospace	28,034	8,127,898
HEICO Corp	3,869	1,044,320
Howmet Aerospace Inc	19,380	4,710,115
Lockheed Martin Corp	5,971	3,092,799
RTX Corp	32,513	5,724,564
		22,699,696
Building Products - 1.5%
Armstrong World Industries Inc	677	115,354
Johnson Controls International plc	37,033	5,407,929
Trane Technologies PLC	11,726	5,775,524
Zurn Elkay Water Solutions Corp	16,118	837,491
		12,136,298
Commercial Services & Supplies - 0.7%
Cintas Corp	12,960	2,264,242
Veralto Corp	36,711	3,237,910
		5,502,152
Construction & Engineering - 0.9%
AECOM	3,533	297,124
Comfort Systems USA Inc	2,702	4,972,356
Tutor Perini Corp	12,543	1,165,496
Valmont Industries Inc	1,714	870,781
		7,305,757
Electrical Equipment - 1.7%
AMETEK Inc	20,377	4,798,784
GE Vernova Inc	6,279	6,803,045
Rockwell Automation Inc	5,455	2,230,604
		13,832,433
Ground Transportation - 0.9%
Lyft Inc Class A (a)(b)	104,768	1,482,467
Norfolk Southern Corp	543	171,496
Uber Technologies Inc (a)	74,920	5,589,781
		7,243,744
Industrial Conglomerates - 0.6%
Honeywell International Inc	25,111	5,382,041
Machinery - 1.0%
Caterpillar Inc	3,596	3,200,836
Crane Co	7,447	1,323,555
Flowserve Corp	1,804	132,846
Toro Co/The	39,346	3,744,559
		8,401,796
Professional Services - 0.0%
Paylocity Holding Corp (a)	2,777	292,945
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	388	118,631
Ferguson Enterprises Inc	2,720	728,171
Rush Enterprises Inc Class A	6,750	499,703
		1,346,505
TOTAL INDUSTRIALS		84,143,367
Information Technology - 35.5%
Communications Equipment - 2.4%
Arista Networks Inc (a)	27,043	4,670,597
Ciena Corp (a)	4,959	2,616,269
Cisco Systems Inc	88,497	8,097,476
Motorola Solutions Inc	9,813	4,308,201
		19,692,543
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	43,262	6,371,195
Keysight Technologies Inc (a)	8,841	3,093,554
Zebra Technologies Corp Class A (a)	6,207	1,404,396
		10,869,145
IT Services - 0.1%
MongoDB Inc Class A (a)	4,078	1,022,884
Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices Inc (a)	8,700	3,084,063
Analog Devices Inc	9,558	3,844,801
Broadcom Inc	68,689	28,672,849
Intel Corp (a)	67,120	6,341,498
Lam Research Corp	29,329	7,562,776
Micron Technology Inc	23,448	12,126,368
NVIDIA Corp	334,215	66,699,288
Qorvo Inc (a)	46,042	4,338,077
QUALCOMM Inc	43,424	7,798,082
Silicon Laboratories Inc (a)	371	80,766
		140,548,568
Software - 7.3%
Adobe Inc (a)	21,650	5,328,065
Alarm.com Holdings Inc (a)	19,033	845,256
Atlassian Corp Class A (a)	8,906	610,863
Docusign Inc (a)	38,547	1,772,777
Elastic NV (a)	12,643	587,014
Fortinet Inc (a)	55,022	4,638,905
HubSpot Inc (a)	1,413	313,346
Microsoft Corp	98,154	40,025,238
Palantir Technologies Inc Class A (a)	3,607	501,770
Salesforce Inc	14,420	2,545,563
Tenable Holdings Inc (a)	62,528	1,306,210
Teradata Corp (a)	2	52
Unity Software Inc (a)	33,437	883,406
Zoom Communications Inc Class A (a)	15,861	1,540,896
		60,899,361
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	205,866	55,861,739
NetApp Inc	26,232	2,905,718
Western Digital Corp	7,186	3,122,461
		61,889,918
TOTAL INFORMATION TECHNOLOGY		294,922,419
Materials - 1.8%
Chemicals - 0.9%
Linde PLC	14,309	7,170,812
Metals & Mining - 0.9%
Commercial Metals Co	50,291	3,468,067
Nucor Corp	19,555	4,405,547
		7,873,614
TOTAL MATERIALS		15,044,426
Real Estate - 1.2%
Industrial REITs - 0.3%
Prologis Inc	18,659	2,649,951
Specialized REITs - 0.9%
Millrose Properties Inc Class A	17,053	523,015
Outfront Media Inc	69,639	2,148,363
VICI Properties Inc	147,768	4,314,826
		6,986,204
TOTAL REAL ESTATE		9,636,155
Utilities - 1.2%
Electric Utilities - 1.0%
NRG Energy Inc	26,648	4,145,896
PPL Corp	44,491	1,665,743
Southern Co/The	22,080	2,135,136
		7,946,775
Multi-Utilities - 0.2%
Consolidated Edison Inc	20,378	2,271,943
TOTAL UTILITIES		10,218,718
TOTAL UNITED STATES		812,104,398
TOTAL COMMON STOCKS (Cost $683,338,900)		813,502,112

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	9,945,912	9,947,901
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	1,522,048	1,522,200
TOTAL MONEY MARKET FUNDS (Cost $11,470,101)			11,470,101

Purchased Options - 0.8%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	280	201,852,280	6,500	5/2026	86,800
S&P 500 Index	Chicago Board Options Exchange	334	240,780,934	6,650	7/2026	2,172,670
S&P 500 Index	Chicago Board Options Exchange	303	218,433,003	6,150	6/2026	433,290
S&P 500 Index	Chicago Board Options Exchange	328	236,455,528	4,500	4/2027	1,641,640
S&P 500 Index	Chicago Board Options Exchange	362	260,966,162	4,300	2/2027	1,272,430
S&P 500 Index	Chicago Board Options Exchange	333	240,060,033	4,000	3/2027	1,068,930

						6,675,760
TOTAL PURCHASED OPTIONS (Cost $17,004,244)						6,675,760

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $711,813,245)	831,647,973
NET OTHER ASSETS (LIABILITIES) - (0.1)% (c)	(573,951)
NET ASSETS - 100.0%	831,074,022

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	12	6/2026	4,346,250	404,749

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Includes $289,972 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,818,029	42,614,655	45,484,783	90,410	-	-	9,947,901	9,945,912	0.0%
Fidelity Securities Lending Cash Central Fund	-	11,154,903	9,632,703	188	-	-	1,522,200	1,522,048	0.0%
Total	12,818,029	53,769,558	55,117,486	90,598	-	-	11,470,101

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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